SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS (Details) (Parenthetical) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions [Abstract]
Related party, non-current	$ 272,997